united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

John Lekas, Leader Capital Corp.

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

Leader Short Term High Yield Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A – LCAMX
Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX
Institutional Class – LCTIX

Leader High Quality Low Duration Bond Fund

Investor Class – LFVFX
Institutional Class – LFIFX

Semi-Annual Report
November 30, 2020

1-800-711-9164
www.leadercapital.com

Leader Short Term High Yield Bond Fund
Investment Highlights (Unaudited)
November 30, 2020

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund’s sector breakdown as of November 30, 2020 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2020, compared to its benchmark:

	Returns greater than 1 year are annualized (a)
					Date of Inception
	6 Months	1 Year	5 Year	10 Year	March 21, 2012	August 8, 2012
Leader Short Term High Yield Bond Fund - Investor Class	14.80%	3.98%	0.93%	1.55%	N/A	N/A
Leader Short Term High Yield Bond Fund - Institutional Class	15.08%	4.46%	1.40%	2.13%	N/A	N/A
Leader Short Term High Yield Bond Fund - Class A	14.69%	4.00%	0.89%	N/A	1.44%	N/A
Leader Short Term High Yield Bond Fund - Class A with Load **	12.92%	2.44%	0.59%	N/A	1.26%	N/A
Leader Short Term High Yield Bond Fund - Class C	14.52%	3.58%	0.40%	N/A	N/A	0.96%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	0.64%	3.50%	2.18%	1.61%	1.65%	1.65%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.10%, 1.60%, 2.10% and 2.60% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated October 1, 2020. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Prior to May 21, 2015, the maximum sales charge was 3.50%.

***	B of A Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Returns are based on traded NAVs.

Leader Short Term High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	CORPORATE BONDS - 31.3%
	BANKING - 3.6%
1,500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	1,651,440

	DIVERSIFIED INDUSTRIALS - 3.5%
1,800,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	1,605,175

	OIL & GAS PRODUCERS - 15.0%
1,700,000	Antero Resources Corp.		5.1250	12/1/2022	1,609,050
1,000,000	Antero Resources Corp.		5.6250	6/1/2023	896,250
2,000,000	Antero Resources Corp.		5.0000	3/1/2025	1,573,750
2,500,000	QEP Resources, Inc.		5.6250	3/1/2026	1,792,500
1,000,000	Southwestern Energy Co.		7.5000	4/1/2026	1,043,200
					6,914,750
	SOFTWARE - 3.9%
1,716,000	Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	1,792,877

	SPECIALTY FINANCE - 4.9%
2,200,000	Starwood Property Trust, Inc.		4.7500	3/15/2025	2,265,285

	TRANSPORTATION & LOGISTICS - 0.4%
200,000	Delta Airlines, Inc.		3.7500	10/28/2029	187,360

	TOTAL CORPORATE BONDS (Cost - $14,811,351)				14,416,887

	CONVERTIBLE BONDS - 59.3%
	AUTOMOTIVE - 3.9%
200,000	NIO, Inc.		4.5000	2/1/2024	1,100,500
75,000	Tesla, Inc.		2.0000	5/15/2024	686,437
					1,786,937
	BEVERAGES - 2.1%
1,500,000	Luckin Coffee, Inc. (b)		0.7500	1/15/2025	963,750

	E-COMMERCE DISCRETIONARY - 5.1%
800,000	Etsy, Inc.		0.1250	10/1/2026	1,560,318
800,000	Wayfair, Inc. (b)		0.6250	10/1/2025	782,868
					2,343,186
	INTERNET MEDIA & SERVICES - 6.7%
500,000	Booking Holdings, Inc. (b)		0.7500	5/1/2025	699,500
800,000	Snap, Inc.		0.7500	8/1/2026	1,649,020
500,000	Zillow Group, Inc.		1.5000	7/1/2023	741,270
					3,089,790
	MEDICAL EQUIPMENT & DEVICES - 1.9%
800,000	Illumina, Inc. ^		0.0000	8/15/2023	860,945

	RETAIL - DISCRETIONARY - 2.1%
800,000	Burlington Stores, Inc. (b)		2.2500	4/15/2025	992,811

	SEMICONDUCTORS - 3.4%
800,000	Microchip Technology, Inc.		1.6250	2/15/2027	1,570,000

	SOFTWARE - 24.3%
800,000	Coupa Software, Inc. (b)		0.3750	6/15/2026	1,062,275
800,000	Datadog, Inc. (b)		0.1250	6/15/2025	1,050,000
800,000	MongoDB, Inc. (b)		0.2500	1/15/2026	1,218,189
800,000	Okta, Inc. (b)		0.3750	6/15/2026	997,056
800,000	Palo Alto Networks, Inc. (b)		0.3750	6/1/2025	938,805
200,000	ServiceNow, Inc. ^		0.0000	6/1/2022	790,024
800,000	Splunk, Inc.		0.5000	9/15/2023	1,184,099
500,000	Twilio, Inc.		0.2500	6/1/2023	2,255,650
500,000	Zendesk, Inc. (b)		0.6250	6/15/2025	700,021
800,000	Zscaler, Inc. (b)		0.1250	7/1/2025	1,013,581
					11,209,700
	TECHNOLOGY SERVICES - 3.2%
800,000	Square, Inc. (b)		0.1250	3/1/2025	1,479,827

	TELECOMMUNICATIONS - 4.4%
2,000,000	8x8, Inc.		0.5000	2/1/2024	2,063,071

	TOBACCO & CANNABIS - 2.2%
1,400,000	Aurora Cannabis, Inc.		5.5000	2/28/2024	1,011,500

	TOTAL CONVERTIBLE BONDS (Cost - $26,146,789)				27,371,517

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

Shares		Dividend Rate (%)	Maturity	Value ($)
	PREFERRED STOCKS - 2.2%
	AUCTION RATE PREFERRED STOCKS - 2.2%
27	Eaton Vance Senior Floating-Rate Trust Series C (c,d,e)	0.1350	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust Series D (c,d,e)	0.1670	Perpetual	414,000
	TOTAL PREFERRED STOCKS (Cost - $1,125,000)			1,035,000

	EXCHANGE TRADED FUND - 3.3%
60,000	Alerian MLP ETF (Cost - $2,412,120)			1,499,400

	SHORT - TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
1,073,914	Federated Treasury Obligations Fund - Institutional Class 0.01% (a) (Cost - $1,073,914)			1,073,914

	TOTAL INVESTMENTS - 98.4% (Cost - $45,569,174)			$45,396,718
	OTHER ASSETS LESS LIABILITIES - 1.6%			739,699
	NET ASSETS - 100.0%			$46,136,417

ETF - Exchange Traded Fund

H15T10Y - US Treasury Yield Curve T-Note Constant Maturity 10 Year

LIBOR - London Interbank Offered Rate

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

^	Zero coupon security

(a)	Variable rate security; the rate shown represents the rate at November 30, 2020.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2020, these securities amounted to $13,691,560 or 29.7% of net assets.

(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.

(d)	The Advisor or Trustees have determined these securities to be illiquid. On November 30, 2020, these securities amounted to $1,035,000 or 2.2% of net assets.

(e)	Rate shown represents the dividend rate as of November 30, 2020.

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2020

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund’s sector breakdown as of November 30, 2020 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2020, compared to its benchmark:

		Returns greater than 1 year are annualized
					Date of Inception
	6 Months	1 Year	5 Year	10 Year	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	13.54%	8.72%	4.02%	4.10%	N/A	N/A
Leader Total Return Fund - Institutional Class	13.85%	9.16%	4.53%	4.70%	N/A	N/A
Leader Total Return Fund - Class A	13.58%	8.74%	4.03%	N/A	3.79%	N/A
Leader Total Return Fund - Class A with Load **	11.88%	7.09%	3.71%	N/A	3.61%	N/A
Leader Total Return Fund - Class C	13.28%	8.09%	3.49%	N/A	N/A	3.41%
Barclays US Intermediate Aggregate Index ***	1.09%	5.54%	3.37%	2.98%	2.81%	2.67%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.85%, 2.35%, 2.85% and 3.35% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated October 1, 2020. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	CORPORATE BONDS - 47.1%
	BANKING - 5.5%
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	550,480

	DIVERSIFIED INDUSTRIALS - 8.9%
1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	891,764

	LEISURE FACILITIES & SERVICES - 5.1%
500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)		5.5000	3/1/2025	510,938

	OIL & GAS PRODUCERS - 19.9%
600,000	Antero Resources Corp.		5.1250	12/1/2022	567,900
500,000	Antero Resources Corp.		5.6250	6/1/2023	448,125
500,000	Range Resources Corp.		4.8750	5/15/2025	465,212
500,000	Southwestern Energy Co.		7.5000	4/1/2026	521,600
					2,002,837
	SPECIALTY FINANCE - 3.1%
300,000	Starwood Property Trust, Inc.		4.7500	3/15/2025	308,902

	TRANSPORTATION & LOGISTICS - 4.6%
500,000	Delta Air Lines. Inc.		3.7500	10/28/2029	468,400

	TOTAL CORPORATE BONDS (Cost - $4,613,405)				4,733,321

	CONVERTIBLE BOND - 14.9%
	TELECOMMUNICATIONS - 4.6%
450,000	8x8, Inc.		0.5000	2/1/2024	464,191

	TOBACCO & CANNABIS - 4.3%
600,000	Aurora Cannabis, Inc.		5.5000	2/28/2024	433,500

	SOFTWARE - 6.0%
100,000	Splunk, Inc.		0.1250	6/15/2025	148,012
100,000	Twilio, Inc.				451,130
					599,142

	TOTAL CONVERTIBLE BONDS (Cost - $1,449,364)				1,496,833

	U.S. TREASURY BONDS - 10.1%
1,000,000	United States Treasury Bond (Cost - $1,012,969)		1.6250	11/15/2050	1,013,125

Shares			Dividend Rate (%)
	PREFERRED STOCK - 7.0%
	ELECTRICAL EQUIPMENT - 2.5%
250	Fortive Corp.		5.0000	7/1/2021	253,438

	SPECIALTY FINANCE - 4.5%
20,000	AGNC Investment Corp. (a)	3 Month LIBOR + 4.70%	6.1250	Perpetual	446,000

	TOTAL PREFERRED STOCK (Cost - $742,329)				699,438

	EXCHANGE TRADED FUND - 7.5%
30,000	Alerian MLP ETF (Cost - $1,213,985)				749,700

	SHORT-TERM INVESTMENT - 26.8%
	MONEY MARKET FUND - 26.8%
2,689,952	Federated Treasury Obligations Fund - Institutional Class 0.01% (a) (Cost - $2,689,952)				2,689,952

	TOTAL INVESTMENTS - 113.4% (Cost - $11,722,004)				$11,382,369
	LIABILITIES LESS OTHER ASSETS- (13.4)%				(1,348,991)
	NET ASSETS - 100.0%				$10,033,378

H15T10Y - US Treasury Yield Curve T-Note Constant Maturity 10 Year

LIBOR - London Interbank Offer Rate

Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates

(a)	Variable rate security; the rate shown represents the rate at November 30, 2020.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2020, these securities amounted to $510,938 or 5.1% of net assets.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund
Investment Highlights (Unaudited)
November 30, 2020

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund’s sector breakdown as of November 30, 2020 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2020, compared to its benchmark:

	Returns greater than 1 year are annualized
			Date of Inception
	6 Months	1 Year	December 30, 2016
Leader High Quality Low Duration Bond Fund - Investor Class	2.05%	(7.20)%	(0.21)%
Leader High Quality Low Duration Bond Fund - Institutional Class	2.23%	(6.85)%	0.21%
S&P/LSTA Leveraged Loan Total Return Index**	7.88%	3.38%	3.79%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.53% and 1.13% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated October 1, 2020. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	The S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader High Quality Low Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	ASSET BACKED SECURITIES - 7.1%
500,000	Carlyle Global Market Strategies CLO 2013-2A CR Ltd. (a,b)	3 Month LIBOR + 1.65%	1.8677	1/18/2029	481,482
800,000	Madison Park Funding XI Ltd. 2013-11A CR (a,b)	3 Month LIBOR + 2.20%	2.4091	7/23/2029	788,790
2,500,000	Madison Park Funding XIII Ltd. 2014-13A CR (a,b)	3 Month LIBOR + 1.90%	2.1178	4/19/2030	2,445,080
	TOTAL ASSET BACKED SECURITIES (Cost - 3,778,212)				3,715,352

	CORPORATE BONDS - 4.5%
	RETAIL - DISCRETIONARY - 4.5%
2,000,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b) (Cost - $2,052,313)		10.5000	5/15/2025	2,343,410

	CONVERTIBLE BONDS - 13.4%
	AUTOMOTIVE - 1.3%
75,000	Tesla, Inc.		2.0000	5/15/2024	686,438

	E-COMMERCE DISCRETIONARY - 1.1%
200,000	Etsy, Inc.				390,079
200,000	Wayfair, Inc. (b)				195,717
					585,796
	INTERNET MEDIA & SERVICES - 0.8%
200,000	Snap, Inc.		0.7500	8/1/2026	412,255

	MEDICAL EQUIPMENT & DEVICES - 0.4%
200,000	Illumina, Inc. *		0.0000	8/15/2023	215,236

	RETAIL - DISCRETIONARY - 0.5%
200,000	Burlington Stores, Inc. (b)		2.2500	4/15/2025	248,203

	SEMICONDUCTORS - 0.8%
200,000	Microchip Technology, Inc.		1.6250	2/15/2027	392,500

	SOFTWARE - 5.3%
200,000	Coupa Software, Inc. (b)		0.3750	6/15/2026	265,569
200,000	Okta, Inc. (b)		0.3750	6/15/2026	249,264
200,000	Datadog, Inc. (b)		0.1250	6/15/2025	262,500
200,000	MongoDB, Inc. (b)		0.2500	1/15/2026	304,547
200,000	Palo Alto Networks, Inc. (b)		0.3750	6/1/2025	234,701
200,000	Splunk, Inc.		0.5000	9/15/2023	296,025
200,000	Twilio, Inc.		0.2500	6/1/2023	902,260
200,000	Zscaler, Inc. (b)		0.1250	7/1/2025	253,395
					2,768,261
	TECHNOLOGY SERVICES - 0.7%
200,000	Square, Inc. (b)		0.1250	3/1/2025	369,957

	TELECOMMUNICATIONS - 2.5%
1,300,000	8x8, Inc.		0.5000	2/1/2024	1,340,996

	TOTAL CONVERTIBLE BONDS - (Cost - $6,608,821)				7,019,642

Shares
	PARTNERSHIP SHARES - 1.9%
	OIL & GAS PRODUCERS - 1.9%
100,000	Shell Midstream Partners LP (Cost - $1,109,000)				1,026,000

	SHORT-TERM INVESTMENT - 60.8%
	MONEY MARKET FUND - 60.8%
31,973,505	Federated Treasury Obligations Fund - Institutional Class 0.01% (Cost - $31,973,505) (a)				31,973,505

	TOTAL INVESTMENTS - 87.7% (Cost - $45,521,851)				$46,077,909
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%				6,445,624
	NET ASSETS - 100.0%				$52,523,533

CLO - Collateralized Loan Obligation

LIBOR - London Interbank Offered Rate

*	Zero Coupon Security

(a)	Variable rate security; the rate shown represents the rate at November 30, 2020.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2020, these securities amounted to $8,442,615 or 16.1% of net assets.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2020

	Leader Short Term High	Leader Total Return	Leader High Quality Low
	Yield Bond Fund	Fund	Duration Bond Fund
ASSETS
Investments at cost:	$45,569,174	$11,722,004	$45,521,851
Investments at value:	45,396,718	11,382,369	46,077,909
Receivable for securities sold	1,678,889	—	6,788,302
Dividends and interest receivable	319,561	92,404	48,893
Receivable for Fund shares sold	100	—	100,000
Prepaid expenses and other assets	54,210	38,954	17,922
TOTAL ASSETS	47,449,478	11,513,727	53,033,026

LIABILITIES
Payable for investments purchased	997,500	1,440,469	—
Payable for Fund shares redeemed	220,893	500	430,107
Payable to related parties	24,876	16,577	29,742
Investment advisory fees payable	28,101	6,043	32,112
Distribution (12b-1) fees payable	22,439	1,768	7,439
Accrued expenses and other liabilities	19,252	14,992	10,093
TOTAL LIABILITIES	1,313,061	1,480,349	509,493
NET ASSETS	$46,136,417	$10,033,378	$52,523,533

Net Assets Consist Of:
Paid in capital	$129,559,088	$43,663,763	$69,785,038
Accumulated loss	(83,422,671)	(33,630,385)	(17,261,505)
NET ASSETS	$46,136,417	$10,033,378	$52,523,533

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$23,907,037	$3,202,486	$23,139,043
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,755,936	308,369	2,506,881
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.67	$10.39	$9.23
Institutional Class Shares:
Net Assets	$14,211,093	$5,950,852	$29,384,490
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,623,390	574,740	3,178,056
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.75	$10.35	$9.25
Class A Shares:
Net Assets	$6,051,703	$596,488	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	699,329	57,533	N/A
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.65	$10.37	N/A
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$8.78	$10.53	N/A
Class C Shares:
Net Assets	$1,966,584	$283,552	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	226,915	27,208	N/A
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.67	$10.42	N/A

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2020

	Leader Short Term High		Leader High Quality Low
	Yield Bond Fund	Leader Total Return Fund	Duration Bond Fund
INVESTMENT INCOME
Interest	$930,972	$189,209	$518,121
Dividends	142,464	65,363	—
TOTAL INVESTMENT INCOME:	1,073,436	254,572	518,121

EXPENSES
Investment advisory fees	171,936	38,671	300,961
Distribution (12b-1) fees:
Investor Class	58,948	8,859	54,609
Class A	10,617	1,433	—
Class C	14,173	1,707	—
Professional fees	42,252	43,331	25,665
Registration fees	37,544	34,049	35,086
Transfer agent fees	35,352	28,014	41,524
Trustees’ fees and expenses	17,175	9,559	23,879
Administrative services fees	28,950	13,319	55,407
Printing expenses	13,242	4,932	35,704
Accounting services fees	14,270	13,481	16,924
Third party administrative servicing fees	15,286	7,728	110,554
Chief compliance officer fees	12,180	8,541	22,315
Insurance expense	7,661	2,109	33,064
Custody	1,081	41	2,923
Other expenses	1,567	1,447	4,241
TOTAL EXPENSES	482,234	217,221	762,856

Less: Fees waived by Advisor	—	—	(161,134)
NET EXPENSES	482,234	217,221	601,722

NET INVESTMENT INCOME	591,202	37,351	(83,601)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND SECURITIES SOLD SHORT
Net realized loss from:
Investments	(315,410)	(464,929)	(1,603,770)
Net realized loss	(315,410)	(464,929)	(1,603,770)

Net change in unrealized appreciation (depreciation) on:
Investments	6,060,639	1,766,317	3,898,116
Net change in unrealized appreciation	6,060,639	1,766,317	3,898,116

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,745,229	1,301,388	2,294,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,336,431	$1,338,739	$2,210,745

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader Short		Leader		Leader High
	Term High Yield Bond Fund		Total Return Fund		Quality Low Duration Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net Investment income	$591,202	$2,917,794	$37,351	$950,938	$(83,601)	$4,006,462
Net realized loss from investments	(315,410)	(7,265,977)	(464,929)	(777,026)	(1,603,770)	(15,996,024)
Net change in unrealized appreciation (depreciation) on investments	6,060,639	(3,951,417)	1,766,317	(2,075,323)	3,898,116	(3,580,551)
Net increase (decrease) in net assets resulting from operations	6,336,431	(8,299,600)	1,338,739	(1,901,411)	2,210,745	(15,570,113)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—	—	—	(23,599)	—	—
Institutional Class	—	—	—	(35,233)	—	—
Class A	—	—	—	(5,182)	—	—
Class C	—	—	—	(1,907)	—	—
Total Distributions Paid:
Investor Class	(364,074)	(1,131,970)	(25,523)	(236,405)	(16,252)	(741,609)
Institutional Class	(259,532)	(1,203,577)	(53,107)	(445,515)	(95,009)	(3,542,976)
Class A	(88,392)	(200,616)	(3,799)	(209,146)	—	—
Class C	(27,675)	(74,928)	(1,841)	(14,630)	—	—
Net decrease in net assets from distributions to shareholders	(739,673)	(2,611,091)	(84,270)	(971,617)	(111,261)	(4,284,585)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	146,070	1,319,978	1,637	2,358,376	231,725	36,746,034
Institutional Class	777,903	2,972,003	395,980	5,603,436	1,094,144	181,217,205
Class A	—	268,535	—	735,663	—	—
Class C	2,000	67,457	—	—	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	312,728	939,512	20,287	205,862	14,193	522,376
Institutional Class	236,867	1,072,307	41,732	418,038	91,039	3,215,740
Class A	65,162	149,390	3,026	206,812	—	—
Class C	21,915	53,376	1,648	15,405	—	—
Payments for shares redeemed:
Investor Class	(3,452,418)	(16,531,415)	(1,763,447)	(7,975,295)	(9,852,224)	(29,655,408)
Institutional Class	(3,735,718)	(30,552,195)	(2,384,743)	(11,689,369)	(56,646,097)	(246,444,816)
Class A	(192,142)	(807,769)	(90,879)	(11,389,344)	—	—
Class C	(476,952)	(894,589)	(228,220)	(351,500)	—	—
Net decrease in net assets from shares of beneficial interest	(6,294,585)	(41,943,410)	(4,002,979)	(21,861,916)	(65,067,220)	(54,398,869)

TOTAL DECREASE IN NET ASSETS	(697,827)	(52,854,101)	(2,748,510)	(24,734,944)	(62,967,736)	(74,253,567)
NET ASSETS
Beginning of Period	46,834,244	99,688,345	12,781,888	37,516,832	115,491,269	189,744,836
End of Period	$46,136,417	$46,834,244	$10,033,378	$12,781,888	$52,523,533	$115,491,269

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Short		Leader		Leader High
	Term High Yield Bond Fund		Total Return Fund		Quality Low Duration Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares Sold	18,311	150,438	172	238,324	25,249	3,664,792
Shares Reinvested	39,982	108,592	2,172	21,081	1,542	52,808
Shares Redeemed	(431,577)	(1,993,792)	(185,811)	(855,157)	(1,075,939)	(3,015,036)
Net increase (decrease) in shares of beneficial interest outstanding	(373,284)	(1,734,762)	(183,467)	(595,752)	(1,049,148)	702,564

Institutional Class:
Shares Sold	96,216	343,666	40,728	564,774	118,914	18,053,250
Shares Reinvested	29,982	122,511	4,478	42,947	9,885	324,179
Shares Redeemed	(463,590)	(3,604,716)	(252,033)	(1,236,567)	(6,146,707)	(25,180,860)
Net decrease in shares of beneficial interest outstanding	(337,392)	(3,138,539)	(206,827)	(628,846)	(6,017,908)	(6,803,431)

Class A :
Shares Sold	—	30,202	—	74,029	N/A	N/A
Shares Reinvested	7,964	17,354	324	20,963	N/A	N/A
Shares Redeemed	(24,281)	(98,914)	(9,439)	(1,176,812)	N/A	N/A
Net decrease in shares of beneficial interest outstanding	(16,317)	(51,358)	(9,115)	(1,081,820)	N/A	N/A

Class C :
Shares Sold	237	8,058	—	—	N/A	N/A
Shares Reinvested	2,808	6,163	176	1,567	N/A	N/A
Shares Redeemed	(57,765)	(108,890)	(24,042)	(36,583)	N/A	N/A
Net decrease in shares of beneficial interest outstanding	(54,720)	(94,669)	(23,866)	(35,016)	N/A	N/A

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017		2016
	(Unaudited)
Net asset value, beginning of year/period	$7.67		$8.94	$8.91		$8.98		$9.05		$9.79
From investment operations:
Net investment income (1)	0.10		0.31	0.22		0.24	(9)	0.20		0.19
Net realized and unrealized gain (loss) on investments	1.02		(1.32)	0.01	(8)	(0.06	) (9)	(0.08)		(0.74)
Total from investment operations	1.12		(1.01)	0.23		0.18		0.12		(0.55)
Paid-in-capital from redemption fees	—		—	0.00	(7)	—		—		—
Less distributions from:
Net investment income	(0.12)		(0.26)	(0.20)		(0.25)		(0.17)		(0.15)
Return of capital	—		—	—		—		(0.02)		(0.04)
Total distributions	(0.12)		(0.26)	(0.20)		(0.25)		(0.19)		(0.19)
Net asset value, end of year/period	$8.67		$7.67	$8.94		$8.91		$8.98		$9.05
Total return (2)	14.80	% (10)	(11.59)%	2.58	% (6)	1.99	% (6)	1.34	% (3)	(5.60)%
Net assets, end of year/period (000s)	$23,907		$24,014	$43,489		$54,874		$89,743		$193,008
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.24	% (11)	2.06%	1.81%		1.65%		1.54%		1.41%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.24	% (11)	2.06%	1.79%		1.62%		1.54%		1.41%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.24	% (11)	2.06%	1.66%		1.54%		1.48%		1.41%
Ratio of net investment income to average net assets (4,5)	2.44	% (11)	3.65%	2.48%		2.68	%(9)	2.16%		2.08%
Portfolio Turnover Rate	389.61	% (10)	1014.62%	496.37%		325.30%		143.80%		106.98%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.22% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2019	2019		2018		2017		2016
	(Unaudited)
Net asset value, beginning of year/period	$7.74		$9.02	$8.98		$9.05		$9.12		$9.86
From investment operations:
Net investment income (1)	0.12		0.36	0.27		0.28	(8)	0.24		0.25
Net realized and unrealized gain (loss) on investments	1.03		(1.34)	0.01	(7)	(0.05	) (8)	(0.08)		(0.75)
Total from investment operations	1.15		(0.98)	0.28		0.23		0.16		(0.50)
Less distributions from:
Net investment income	(0.14)		(0.30)	(0.24)		(0.30)		(0.21)		(0.18)
Return of capital	—		—	—		—		(0.02)		(0.06)
Total distributions	(0.14)		(0.30)	(0.24)		(0.30)		(0.23)		(0.24)
Net asset value, end of year/period	$8.75		$7.74	$9.02		$8.98		$9.05		$9.12
Total return (2)	15.08	% (9)	(11.14)%	3.11	% (6)	2.54	% (6)	1.79	% (3)	(5.08)%
Net assets, end of year/period (000s)	$14,211		$15,182	$45,994		$59,181		$106,392		$245,710
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.74	% (10)	1.56%	1.30%		1.15%		1.04%		0.91%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.74	% (10)	1.56%	1.29%		1.12%		1.04%		0.91%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.74	% (10)	1.56%	1.16%		1.04%		0.99%		0.91%
Ratio of net investment income to average net assets (4,5)	2.97	% (10)	4.18%	3.04%		3.16	% (8)	2.65%		2.68%
Portfolio Turnover Rate	389.61	% (9)	1014.62%	496.37%		325.30%		143.80%		106.98%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year, if any.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.66% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(9)	Not Annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2019	2019		2018		2017		2016
	(Unaudited)
Net asset value, beginning of year/period	$7.66		$8.92	$8.90		$8.96		$9.04		$9.77
From investment operations:
Net investment income (1)	0.10		0.30	0.22		0.24	(9)	0.20		0.20
Net realized and unrealized gain (loss) on investments	1.01		(1.30)	0.00	(7,8)	(0.05	) (9)	(0.09)		(0.74)
Total from investment operations	1.11		(1.00)	0.22		0.19		0.11		(0.54)
Less distributions from:
Net investment income	(0.12)		(0.26)	(0.20)		(0.25)		(0.17)		(0.15)
Return of capital	—		—	—		—		(0.02)		(0.04)
Total distributions	(0.12)		(0.26)	(0.20)		(0.25)		(0.19)		(0.19)
Net asset value, end of year/period	$8.65		$7.66	$8.92		$8.90		$8.96		$9.04
Total return (2)	14.69	% (10)	(11.49)%	2.46	% (6)	2.11	% (6)	1.21	% (3)	(5.52)%
Net assets, end of year/period (000s)	$6,051		$5,479	$6,843		$6,776		$10,026		$23,619
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.24	% (11)	2.06%	1.81%		1.64%		1.54%		1.41%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.24	% (11)	2.06%	1.80%		1.61%		1.54%		1.41%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.24	% (11)	2.06%	1.66%		1.55%		1.48%		1.41%
Ratio of net investment income to average net assets (4,5)	2.39	% (11)	3.63%	2.52%		2.66	% (9)	2.16%		2.11%
Portfolio Turnover Rate	389.61	% (10)	1014.62%	496.37%		325.30%		143.80%		106.98%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year, if any.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Total Return would have been 1.04% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2019	2019		2018		2017		2016
	(Unaudited)
Net asset value, beginning of year/period	$7.67		$8.93	$8.92		$8.99		$9.07		$9.81
From investment operations:
Net investment income (1)	0.08		0.26	0.18		0.19	(7)	0.15		0.15
Net realized and unrealized gain (loss) on investments	1.02		(1.30)	(0.01)		(0.05	) (7)	(0.07)		(0.74)
Total from investment operations	1.10		(1.04)	0.17		0.14		0.08		(0.59)
Less distributions from:
Net investment income	(0.10)		(0.22)	(0.16)		(0.21)		(0.15)		(0.13)
Return of capital	—		—	—		—		(0.01)		(0.02)
Total distributions	(0.10)		(0.22)	(0.16)		(0.21)		(0.16)		(0.15)
Net asset value, end of year/period	$8.67		$7.67	$8.93		$8.92		$8.99		$9.07
Total return (2)	14.52	% (8)	(11.93)%	1.93	% (6)	1.56	% (6)	0.84	% (3)	(6.07)%
Net assets, end of year/period (000s)	$1,967		$2,160	$3,362		$3,915		$5,934		$12,488
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.74	% (9)	2.56%	2.31%		2.15%		2.04%		1.91%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.74	% (9)	2.56%	2.29%		2.11%		2.04%		1.91%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.74	% (9)	2.56%	2.16%		2.05%		1.98%		1.91%
Ratio of net investment income to average net assets (4,5)	1.94	% (9)	3.13%	2.04%		2.11	% (7)	1.66%		1.56%
Portfolio Turnover Rate	389.61	% (8)	1014.62%	496.37%		325.30%		143.80%		106.98%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year, if any.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Total Return would have been 0.71% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.21		$10.07	$9.71		$9.60		$9.35	$10.74
From investment operations:
Net investment income (1)	0.02		0.30	0.23		0.28	(7)	0.27	0.40
Net realized and unrealized gain (loss) on investments	1.22		(0.88)	0.37		0.11	(2,7)	0.24	(1.37)
Total from investment operations	1.24		(0.58)	0.60		0.39		0.51	(0.97)
Less distributions from:
Net investment income	(0.06)		(0.25)	(0.24)		(0.28)		(0.22)	(0.28)
Return of capital	—		(0.03)	—		—		(0.04)	(0.14)
Total distributions	(0.06)		(0.28)	(0.24)		(0.28)		(0.26)	(0.42)
Net asset value, end of year/period	$10.39		$9.21	$10.07		$9.71		$9.60	$9.35
Total return (3)	13.54	% (9)	(5.85)%	6.33	% (6)	4.08	% (6)	5.57%	(9.04)%
Net assets, end of year/period (000s)	$3,202		$4,527	$10,955		$8,091		$14,209	$20,087
Ratio of net expenses to average net assets including dividend and interest expense (4)	4.47	% (8)	2.82%	2.42%		2.28%		1.81%	1.54%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	4.47	% (8)	2.82%	2.42%		2.20%		1.77%	1.54%
Ratio of net investment income to average net assets (4,5)	0.48	% (8)	3.04%	2.28%		2.93	% (7)	2.88%	4.00%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.17		$10.04	$9.67		$9.56		$9.30	$10.69
From investment operations:
Net investment income (1)	0.05		0.35	0.26		0.31	(7)	0.33	0.48
Net realized and unrealized gain (loss) on investments	1.21		(0.89)	0.39		0.12	(2,7)	0.24	(1.40)
Total from investment operations	1.26		(0.54)	0.65		0.43		0.57	(0.92)
Less distributions from:
Net investment income	(0.08)		(0.30)	(0.28)		(0.32)		(0.26)	(0.31)
Return of capital	—		(0.03)	—		—		(0.05)	(0.16)
Total distributions	(0.08)		(0.33)	(0.28)		(0.32)		(0.31)	(0.47)
Net asset value, end of year/period	$10.35		$9.17	$10.04		$9.67		$9.56	$9.30
Total return (3)	13.85	% (9)	(5.48)%	6.84	% (6)	4.56	% (6)	6.22%	(8.64)%
Net assets, end of year/period (000s)	$5,951		$7,170	$14,162		$8,831		$22,291	$42,043
Ratio of net expenses to average net assets including dividend and interest expense (4)	3.97	% (8)	2.32%	1.88%		1.78%		1.31%	1.04%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	3.97	% (8)	2.32%	1.88%		1.70%		1.27%	1.04%
Ratio of net investment income to average net assets (4,5)	0.94	% (8)	3.57%	2.62%		3.22	% (7)	3.47%	4.80%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.19		$10.04	$9.68		$9.59		$9.33	$10.72
From investment operations:
Net investment income (1)	0.02		0.30	0.16		0.25	(7)	0.28	0.44
Net realized and unrealized gain (loss) on investments	1.22		(0.88)	0.44		0.12	(2,7)	0.24	(1.41)
Total from investment operations	1.24		(0.58)	0.60		0.37		0.52	(0.97)
Less distributions from:
Net investment income	(0.06)		(0.24)	(0.24)		(0.28)		(0.22)	(0.28)
Return of capital	—		(0.03)	—		—		(0.04)	(0.14)
Total distributions	(0.06)		(0.27)	(0.24)		(0.28)		(0.26)	(0.42)
Net asset value, end of year/period	$10.37		$9.19	$10.04		$9.68		$9.59	$9.33
Total return (3)	13.58	% (9)	(5.86)%	6.33	% (6)	3.89	% (6)	5.69%	(9.06)%
Net assets, end of year/period (000s)	$596		$613	$11,529		$952		$4,292	$10,027
Ratio of net expenses to average net assets including dividend and interest expense (4)	4.47	% (8)	2.82%	2.29%		2.28%		1.81%	1.54%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	4.47	% (8)	2.82%	2.29%		2.20%		1.77%	1.54%
Ratio of net investment income to average net assets (4,5)	0.38	% (8)	3.08%	1.58%		2.55	% (7)	2.94%	4.44%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions. Class A total return does not reflect the applicable sales load.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.24		$10.11	$9.76		$9.66		$9.40	$10.81
From investment operations:
Net investment income (1)	0.01		0.24	0.14		0.23	(7)	0.24	0.39
Net realized and unrealized gain (loss) on investments	1.21		(0.88)	0.41		0.10	(2,7)	0.24	(1.42)
Total from investment operations	1.22		(0.64)	0.55		0.33		0.48	(1.03)
Less distributions from:
Net investment income	(0.04)		(0.20)	(0.20)		(0.23)		(0.19)	(0.25)
Return of capital	—		(0.03)	—		—		(0.03)	(0.13)
Total distributions	(0.04)		(0.23)	(0.20)		(0.23)		(0.22)	(0.38)
Net asset value, end of year/period	$10.42		$9.24	$10.11		$9.76		$9.66	$9.40
Total return (3)	13.28	% (9)	(6.41)%	5.78	% (6)	3.50	% (6)	5.16%	(9.60)%
Net assets, end of year/period (000s)	$284		$472	$871		$1,256		$2,334	$5,712
Ratio of net expenses to average net assets including dividend and interest expense (4)	4.97	% (8)	3.32%	2.96%		2.78%		2.31%	2.04%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	4.97	% (8)	3.32%	2.96%		2.70%		2.27%	2.04%
Ratio of net investment income to average net assets (4,5)	0.12	% (8)	2.50%	1.32%		2.39	% (7)	2.47%	3.90%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended						Period Ended
	November 30,		Year Ended May 31,				May 31,
	2020		2020	2019	2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.05		$10.06	$10.04	$10.02		$10.00
From investment operations:
Net investment income (loss) (2)	(0.02)		0.18	0.24	0.23		0.06
Net realized and unrealized gain (loss) on investments	0.21		(1.00)	0.02	0.02	(3)	0.01
Total from investment operations	0.19		(0.82)	0.26	0.25		0.07
Less distributions from:
Net investment income	(0.01)		(0.18)	(0.24)	(0.23)		(0.05)
Net realized gains	—		(0.01)	—	—		—
Total distributions	(0.01)		(0.19)	(0.24)	(0.23)		(0.05)
Net asset value, end of year/period	$9.23		$9.05	$10.06	$10.04		$10.02
Total return (4)	2.05	% (5)	(8.29)%	2.64%	2.55	% (6)	0.68	% (5,6)
Net assets, end of year/period (000s)	$23,139		$32,191	$28,704	$13,622		$1,857
Ratio of total expenses to average net assets before waiver/reimbursed	1.93	% (7)	1.51%	1.34%	1.84%		8.56	% (7)
Ratio of net expenses to average net assets	1.59	% (7)	1.24%	1.12%	1.03%		1.03	% (7)
Ratio of net investment income to average net assets	(0.47	)% (7)	1.81%	2.40%	2.32%		1.54	% (7)
Portfolio Turnover Rate	884.53	% (5)	334.30%	248.18%	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the year.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended						Period Ended
	November 31,		Year Ended May 31,				May 31,
	2020		2020	2019	2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.06		$10.07	$10.04	$10.03		$10.00
From investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.23	0.27	0.27		0.08
Net realized and unrealized gain (loss) on investments	0.20		(1.01)	0.04	0.01	(4)	0.01
Total from investment operations	0.20		(0.78)	0.31	0.28		0.09
Less distributions from:
Net investment income	(0.01)		(0.22)	(0.28)	(0.27)		(0.06)
Net realized gains	—		(0.01)	—	—		—
Total distributions	(0.01)		(0.23)	(0.28)	(0.27)		(0.06)
Net asset value, end of year/period	$9.25		$9.06	$10.07	$10.04		$10.03
Total return (5)	2.23	% (6)	(7.86)%	3.12%	2.84	% (7)	0.94	% (6,7)
Net assets, end of year/period (000s)	$29,384		$83,300	$161,041	$55,680		$2,163
Ratio of total expenses to average net assets before waiver/reimbursed	1.53	% (8)	1.11%	0.95%	1.42%		11.08	% (8)
Ratio of net expenses to average net assets	1.18	% (8)	0.84%	0.74%	0.65%		0.65	% (8)
Ratio of net investment income to average net assets	(0.05	)% (8)	2.29%	2.72%	2.71%		2.01	% (8)
Portfolio Turnover Rate	884.53	% (6)	334.30%	248.18%	128.78%		43.77	% (6)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Less than $0.01 per share.

(4)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not with aggregate gains and losses inreconcile the Statement of Operations due to the share transactions for the year.

(5)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting the returns based upon the net asset values purposes and may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2020

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Term High Yield Bond Fund, (“Short Term High Yield Bond), Leader Total Return Fund (“Total Return”) and the Leader High Quality Low Duration Bond Fund (“High Quality Bond”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of Short Term High Yield Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of High Quality Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. Short Term High Yield Bond, Total Return and High Quality Bond commenced operations on July 14, 2005, July 30, 2010 and December 30, 2016, respectively.

Short Term High Yield Bond and Total Return each currently offer four classes of shares: Investor Class, Institutional Class, Class A and Class C shares. Short Term High Yield Bond and Total Return Class A shares commenced operations on March 21, 2012, Class C shares commenced operations on August 8, 2012 and Institutional Class shares commenced operations on October 31, 2008. High Quality Bond currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months of purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using -the “fair value” procedures approved by the Board. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Each Fund may invest in portfolios of open-end or closed -end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for each Fund’s assets and liabilities measured at fair value:

Short Term High Yield Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$14,416,887	$—	$14,416,887
Convertible Bonds	—	27,371,517	—	27,371,517
Preferred Stocks	—	1,035,000	—	1,035,000
Exchange Traded Fund	1,499,400	—	—	1,499,400
Short-Term Investment	1,073,914	—	—	1,073,914
Total Investments	$2,573,314	$42,823,404	$—	$45,396,718

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$4,733,321	$—	$4,733,321
Convertible Bond	—	1,496,833	—	1,496,833
U.S. Treasury Bonds	—	1,013,125	—	1,013,125
Preferred Stock	699,438	—	—	699,438
Exchange Traded Fund	749,700	—	—	749,700
Short - Term Investment	2,689,952	—	—	2,689,952
Total Investments	$4,139,090	$7,243,279	$—	$11,382,369

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

High Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$3,715,352	$—	$3,715,352
Corporate Bonds	—	2,343,410	—	2,343,410
Convertible Bonds	—	7,019,642	—	7,019,642
Partnership Shares	1,026,000	—	—	1,026,000
Short - Term Investment	31,973,505	—	—	31,973,505
Total Investments	$32,999,505	$13,078,404	$—	$46,077,909

*	Refer to the Portfolios of Investments for industry classification.

There were no Level 3 securities held during the year.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Collateralized Loan Obligations

The Funds may invest a significant amount of their assets in collateralized loan obligations (“CLOs”), which are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Funds invest. The tranches in a CLO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. The CLOs in which the Funds may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs in which the Funds invest may be concentrated in a limited number of industries or borrowers, which may subject those CLOs, and in turn the Funds, to the risk of significant loss if there is a downturn in a particular industry in which the CLO is concentrated.

Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Funds experience with respect to their CLO investments may be an indication of future realized losses.

(d)	Exchange Traded Funds

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the Advisor or Sub -Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(e)	LIBOR Risk

The Funds Investment, payment obligations and financing terms may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

replacement rate and the impact of the transition from LIBOR on the Funds transactions and the financial markets generally. As Such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

(f)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Term High Yield Bond and Total Return and accrued daily and paid monthly for High Quality Bond. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(g)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2018- May 31, 2020, or expected to be taken in each Fund’s May 31, 2021 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(h)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(i)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short Term High Yield Bond	$115,448,896	$113,890,210	$39,249,316	$39,337,266
Total Return	24,457,515	29,804,716	10,887,875	9,836,797
High Quality Bond	199,633,246	266,694,248	197,778,102	198,448,125

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short Term High Yield Bond	$45,620,204	$1,817,959	$(2,041,445)	$(223,486)
Total Return	11,722,004	259,065	(598,700)	(339,635)
High Quality Bond	45,521,851	709,452	(153,394)	556,058

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Short Term High Yield Bond’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of Short Term High Yield Bond’s average daily net assets over $1.25 billion; (iii) 0.75% of Total Return’s average daily net assets; (iv) 0.65% of High Quality Bond average daily net assets. There was no change in fee rates when the Funds transitioned from Northern Lights Fund Trust to Leader Funds Trust. For the six months ended November 30, 2020, Short Term High Yield Bond, Total Return and High Quality Bond accrued $171,936, $38,671 and $300,961 in advisory fees, respectively.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of High Quality Bond (the “Waiver Agreement), to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 Fees, acquired fund fees and expenses; fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses such as litigation expenses) do not exceed 1.00% of the daily average net assets attributable to each share class through September 30, 2020. During the six months end November 30, 2020, the Advisor waived $161,134.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses waived subject to the aforementioned conditions for the High Quality Bond Fund will expire in the following years:

Expires:	May 31, 2021	May 31, 2022	May 31, 2023
Reimbursed:	$127,076	$—	$210,155

Ceros Financial Services, Inc. (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the six months ended November 30, 2020 the Distributor received $0 and $20 in underwriting commissions for sales of Class A and Class C shares of Short Term High Yield Bond of which $0 was retained by the principal underwriter.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Term High Yield Bond and Total Return at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by High Quality Bond at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. There was no change in fee rates when the Funds transitioned from Northern Lights fund trust to Leader Funds trust. For the six months ended November 30, 2020 Short Term High Yield Bond, Total Return and High Quality Bond incurred $83,738, $11,999 and $54,609, respectively in fees, pursuant to the Plans.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended May 31, 2020 and the fiscal year ended May 31, 2019 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2020	Income	Capital Gains	Capital	Total
Short Term High Yield Bond	$2,611,091	$—	$—	$2,611,091
Total Return	905,696	—	65,921	971,617
High Quality Bond	4,284,585	—	—	4,284,585

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2019	Income	Capital Gains	Capital	Total
Short Term High Yield Bond	$2,682,021	$—	$—	$2,682,021
Total Return	610,804	—	—	610,804
High Quality Bond	4,055,968	—	—	4,055,968

As of May 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Short Term High Yield Bond	$66,334	$—	$(76,465,883)	$—	$(6,583,784)	$(6,036,096)	$(89,019,429)
Total Return	—	—	(32,528,486)	—	(354,769)	(2,001,599)	(34,884,854)
High Quality Bond	34,386	—	(23,784)	(38,006)	(15,991,527)	(3,342,058)	(19,360,989)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for perpetual bonds and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable.

At May 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Short Term High Yield Bond	$31,300,707	$45,165,176	$76,465,883
Total Return	19,532,168	12,996,318	32,528,486
High Quality Bond	—	23,784.00	23,784

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Short Term High Yield Bond	$(12,938)	$12,938
Total Return	—	—
High Quality Bond	—	—

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 92% of par value accurately reflects the market value of the ARPS held by the Short Term High Yield Bond as of November 30, 2020, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2020, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2020, the Short Term High Yield Bond held $1,035,000 or 2.2% of its net assets in ARPS.

(9)	Underlying Investment in Other Investment Companies

High Quality Low Duration currently invests a portion of its assets in Federated Treasury obligations Fund. The Total Return and High Quality Low Duration Funds may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Total Return and High Quality Low Duration will be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30,2020, the percentage of Total Return and High Quality Low Duration Fund’s net assets invested in the Federated Treasury Obligations Fund was 26.8% and 60.8%, respectively.

(10)	Litigation

The Trust, on behalf of Short Term High Yield and Total Return (collectively with the Trust, the “Funds”), filed a FINRA arbitration complaint on May 4, 2020, against Oppenheimer & Co. and two of its principals (collectively, “OPCO”). The complaint requests that the arbitration take place in Portland, Oregon. The claims arise from OPCO’s failure to execute a significant trade and competently process an order placed by the Funds. The Funds assert that OPCO’s failures resulted in losses of about $1.5 million. On July 9, 2020, OPCO answered the arbitration complaint and denied liability. An arbitration panel was appointed on July 31, 2020 and an initial prehearing conference was held on August 27, 2020. A hearing was set for April 20-23, 2021 but was subsequently moved at the request of the arbitration panel to June 21-25, 2021. Discovery is underway.

Litigation counsel to the Funds does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the arbitration claim or quantify the amount that the Funds may recover. Until the Funds can do so, the Funds will not make any adjustments to their respective net asset value. If the Funds recovered the full amount that they seek, the amount would have a material impact on their net asset value.

The lawyers’ fees and costs relating to the arbitration are expenses of the Funds and are incurred like other expenses. Currently, the Funds cannot predict the costs associated with the arbitration claim, which would be deducted from their net asset value. Therefore, at this time, those purchasing or redeeming shares of the Funds will pay or receive, as applicable, a price based on the net asset value of the respective Fund with no adjustments relating to the arbitration.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

(11)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On December 1, 2020, Short Term High Yield paid $0.0074, $0.0107, $0.0.0074 and $0.0034 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

Effective December 28, 2020 Total Return Class A shares and Class C shares will convert to Investor Class shares of the Fund. Effective as of the close of business on December 9, 2020, the Fund will no longer offer Class A shares or Class C shares to new investors. Existing shareholders of the Fund’s Class A shares and Class C shares can continue to purchase additional Class A and Class C shares, as applicable, until the Conversion Date.

On January 4, 2021, Total Return paid $0.0016 and $0.0055 per share in net investment income from the Investor Class and Institutional Class, respectively.

On January 15, 2021, the Board of Trustees of Leader Funds Trust approved a reorganization pursuant to which all of the Leader High Quality Low Duration Bond Fund’s (the “Target Fund’s”) assets would be acquired, and all of its liabilities would be assumed, by the Leader Total Return Fund (the “Survivor Fund”) in exchange for shares of the Survivor Fund. The Target Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Target Fund shareholders.

The reorganization is subject to the satisfaction of certain conditions. The Trust will mail materials describing the reorganization on or about February 19, 2021. If the conditions are satisfied, the Trust expects the reorganization will occur in April.

Leader Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2020

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Term High Yield Bond, Total Return and High Quality Low Duration and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During Period *
	Ratio	6/1/2020	11/30/2020	6/1/20-11/30/20	6/1/2020	6/1/20-11/30/20
Investor Class:
Leader Short Term High Yield Bond Fund	2.24%	$1,000.00	$1,148.00	$12.06	$1,013.84	$11.31
Leader Total Return Fund	4.47%	$1,000.00	$1,135.40	$23.93	$1,002.66	$22.44
Leader High Quality Low Duration Bond Fund	1.59%	$1,000.00	$1,020.50	$8.05	$1,017.10	$8.04
Institutional Class:
Leader Short Term High Yield Bond Fund	1.74%	$1,000.00	$1,150.80	$9.38	$1,016.34	$8.80
Leader Total Return Fund	3.97%	$1,000.00	$1,138.50	$21.28	$1,005.16	$19.96
Leader High Quality Low Duration Bond Fund	1.18%	$1,000.00	$1,022.30	$5.98	$1,019.15	$5.97
Class A:
Leader Short Term High Yield Bond Fund	2.24%	$1,000.00	$1,146.90	$12.06	$1,013.84	$11.31
Leader Total Return Fund	4.47%	$1,000.00	$1,135.80	$23.93	$1,002.66	$22.44
Class C:
Leader Short Term High Yield Bond Fund	2.74%	$1,000.00	$1,145.20	$14.73	$1,011.33	$13.82
Leader Total Return Fund	4.97%	$1,000.00	$1,132.80	$26.57	$1,000.15	$24.92

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Ceros Financial Services, Inc.
1445 Research Blvd., Suite 530
Rockville, MD 20850

Leader-SA20

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 2/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 2/2/2021

By (Signature and Title)

/s/ John Lekas

John Lekas, Treasurer/Principal Financial Officer

Date 2/2/2021